Statements of Operations (USD $)	12 Months Ended
Oct. 31, 2011
Revenues:	$ 0
Expenses:
Formation and Operating costs	94,590
Miscellaneous income	(5,877)
Total expenses	88,713
Net Loss	$ (88,713)
Basic and diluted net loss per share	$ (0.03)
Weighted average shares outstanding	2,700,165